Leases - Supplemental cash flow information related to leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating cash outflows from operating leases	$ 56	$ 59
Financing cash outflows from finance leases	1	1
Operating leases, ROU assets obtained in exchange for lease obligations	$ 61	$ 41